Principal Accounting Policies - Schedule of Observable Short-term Investments And Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Investment Holdings [Line Items]
Short-term investments	$ 187,507	¥ 1,305,386	¥ 859,211
Long-term investments	142,912	994,922	897,284
Fair Value, Inputs, Level 2 [Member]
Investment Holdings [Line Items]
Short-term investments	159,949	1,113,536	562,794
Long-term investments	$ 40,650	¥ 282,995	¥ 52,441